Income Taxes - Summary of Unrecognized Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Property, plant and equipment	$ 183	$ 39,179
Share issue costs	10,139	21,470
Investments	4,387	4,196
Lease liabilities	72,496	75,217
Financial obligations and other	7,626	3,917
Inventory and biological assets	3,613	37,400
Non-capital losses & scientific research and experimental development	923,426	912,200
Capital losses and equity-accounted investees	141,748	119,078
Unrecognized deductible temporary differences	$ 1,163,618	$ 1,212,657